CREDIT FACILITIES - 10-K (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 07, 2023 USD ($) Rate	Jun. 30, 2023 USD ($)	May 08, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2023 USD ($)
Debt Instrument [Line Items]
Lines of credit	$ 520,000,000				$ 248,000,000		$ 248,000,000		$ 520,000,000	$ 146,820,000
Letters of credit outstanding	0								0	22,370,000
Amortization and write-off of deferred financing fees							1,551,000	$ 4,279,000	6,068,000	1,205,000	$ 902,000
Line of Credit
Debt Instrument [Line Items]
Deferred financing costs	15,099,000				15,099,000		15,099,000		15,099,000	4,218,000
Amortization and write-off of deferred financing fees					755,000	$ 165,000	1,510,000	352,000	889,000
Accumulated amortization, debt issuance costs	193,000				1,703,000		1,703,000		193,000	$ 2,811,000
The Working Capital Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 17,500,000
Interest rate												9.00%
Proceeds from loan				$ 15,000,000
Outstanding balance	0				0		0		0
The 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	600,000,000				600,000,000		600,000,000		600,000,000
Proceeds from loan		$ 460,000,000
Deferred financing costs	9,662,000								9,662,000
Repayments of long-term debt	142,000,000		$ 142,000,000
Debt to income ratio, maximum | Rate		300.00%
Interest rent coverage ratio, minimum | Rate		110.00%
Lines of credit	520,000,000				248,000,000		248,000,000		520,000,000
Remaining borrowing capacity	80,000,000				$ 340,350,000		$ 340,350,000		80,000,000
The 2023 Credit Agreement | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee percentage		0.25%
The 2023 Credit Agreement | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee percentage		0.45%
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Credit spread adjustment on variable rate		0.0010	0.0010
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Spread on base rate		2.25%	2.50%
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Spread on base rate		3.25%	3.50%
The 2023 Credit Agreement | Line of Credit | Base Rate | Minimum
Debt Instrument [Line Items]
Spread on base rate		1.25%	1.50%
The 2023 Credit Agreement | Line of Credit | Base Rate | Maximum
Debt Instrument [Line Items]
Spread on base rate		2.25%	2.50%
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 600,000,000	$ 150,000,000			150,000,000		150,000,000
Proceeds from loan	$ 75,000,000		$ 75,000,000
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.30%
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.50%
The 2023 Credit Agreement | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		50,000,000	$ 30,000,000			30,000,000		30,000,000
The 2023 Credit Agreement | Line of Credit | Swingline Loan
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000	20,000,000			20,000,000		20,000,000
The 2023 Credit Agreement | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Proceeds from loan			275,000,000
Debt instrument, face amount			$ 275,000,000			$ 275,000,000		$ 275,000,000
The 2023 Credit Agreement | Line of Credit | Line of Credit and Long-term Debt
Debt Instrument [Line Items]
Deferred financing costs, writeoff									3,109,000
The 2023 Credit Agreement | Line of Credit | Line of Credit and Long-term Debt, Amended
Debt Instrument [Line Items]
Deferred financing costs, writeoff									$ 519,000
Other Line-of-credit Agreements | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Spread on base rate										3.15%
Other Line-of-credit Agreements | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on base rate										3.50%
Other Line-of-credit Agreements | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 176,000,000
Lines of credit										146,820,000
Remaining borrowing capacity										$ 29,180,000